Revenue from collaboration agreements (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of Deferred revenue related to the collaboration agreements

Deferred revenue related to the collaboration agreements consists of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Current	15,816	35,908
Non-current	18,541	34,161
Total	34,357	70,069

Summary of revenue from collaboration agreements explanatory

Revenue from collaboration agreements was realized with the following partners:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Revenue from collaboration agreements:
Moderna, United States	37,247	62,785	5,369
BMS, United States	11,019	78,099	50,695
Genmab, Denmark	—	14,951	(2,067)
Total	48,266	155,835	53,997